Pension benefits - Annual Pension Cost (Details) - USD ($) $ in Millions	2 Months Ended	10 Months Ended	12 Months Ended
	Feb. 22, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Retirement Benefits [Abstract]
Service cost	$ 0	$ 0	$ 0	$ 1
Interest cost on prior years’ benefit obligation	0	0	0	0
Gross pension cost for the year	0	0	0	1
Expected return on plan assets	0	0	0	0
Net pension cost for the year	0	0	0	1
Impact of settlement/curtailment of defined benefit plans	0	0	2	1
Total net pension cost	$ 0	$ 0	$ 2	$ 2